Long-term Debt - Movement in Debentures (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Long-term Debt
Change in foreign exchange rate	$ (173)	$ 454
Convertible unsecured debentures
Long-term Debt
Beginning Balance	12,930	10,547
Conversion to common shares	(5,359)
Change in fair value	3,591	2,437
Change in foreign exchange rate	622	(54)
Ending Balance	$ 11,784	$ 12,930